Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Total assets		¥ 13,324,491	¥ 13,067,528
Total Liabilities		10,322,277	9,991,362
Assets which are pledged as collateral		822,108	788,971
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	62,658	80,385
Total Liabilities	[1]	12,500	17,941
Assets which are pledged as collateral	[2]	18,078	21,970
Commitments	[3]	4,543	5,153
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total Liabilities		532,078	519,745
Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	1,004,705	993,145
Total Liabilities	[1]	540,094	531,381
Assets which are pledged as collateral	[2]	822,108	788,971
Commitments	[3]	38,536	45,264
Liquidating Customer Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	2,031	2,546
Total Liabilities	[1]	0	2
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Corporate Rehabilitation Support Business | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	398	465
Total Liabilities	[1]	10	9
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	80,142	82,098
Total Liabilities	[1]	169	28
Assets which are pledged as collateral	[2]	32	0
Commitments	[3]	0	0
Securitizing Financial Assets | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	299,184	267,548
Total Liabilities	[1]	181,030	159,181
Assets which are pledged as collateral	[2]	299,184	267,548
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	443	2,358
Total Liabilities	[1]	920	3,037
Assets which are pledged as collateral	[2]	443	2,358
Commitments	[3]	0	0
Power Generation Projects | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	392,540	393,797
Total Liabilities	[1]	279,142	284,772
Assets which are pledged as collateral	[2]	365,182	355,107
Commitments	[3]	33,993	40,111
Other VIEs | Variable Interest Entity, Primary Beneficiary [Member] | Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	167,309	163,948
Total Liabilities	[1]	66,323	66,411
Assets which are pledged as collateral	[2]	139,189	141,988
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.